Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details)	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Allowance for Credit Losses [Line Items]
Allowance for credit losses as of March 31, 2024	$ 1,949,849
Credit loss reversal	184,849
Ending allowance for credit losses	2,134,698
Accounts Receivable [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance for credit losses as of March 31, 2024	164,280
Credit loss reversal	(53,987)
Ending allowance for credit losses	110,293
Other Receivables [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance for credit losses as of March 31, 2024	1,785,569
Credit loss reversal	238,836
Ending allowance for credit losses	$ 2,024,405